NON-CONTROLLING INTEREST (Details)	6 Months Ended						12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Noncontrolling Interest [Line Items]
Paid-in capital	¥ 482,163,636							$ 75,794,994	¥ 479,490,763
Accumulated other comprehensive loss	(2,662,155)							(418,485)	1,974,836
Total non-controlling interests	(7,557,651)							(1,188,044)	¥ (7,579,568)
Capital contribution received	0	$ 0	¥ 50,000
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	6,656,000				¥ 6,656,000			1,046,308			$ 1,046,308
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,859,883)			(50,000,000)	$ (7,859,883)
Unappropriated retained earnings (deficit)	1,027,052				1,005,135			161,451			158,005
Accumulated other comprehensive loss	(30,703)				(30,703)			(4,826)			(4,826)
Valuation increase shared by minority shareholders	34,790,000	5,468,906			34,790,000	$ 5,468,906
Total non-controlling interests	(7,557,651)				(7,579,568)			(1,188,044)			$ (1,191,490)
BHD | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	1,651,000				1,651,000
Unappropriated retained earnings (deficit)	3,477,493				3,477,493
Accumulated other comprehensive loss	(18,850)				(18,850)
Total non-controlling interests	5,109,643				5,109,643
Capital contribution received | $				$ 50,000
Nanjing Recon | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	200,000				200,000
Unappropriated retained earnings (deficit)	4,008,758				3,616,002
Accumulated other comprehensive loss	(11,853)				(11,853)
Total non-controlling interests	4,196,905				3,804,149
Gan Su BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	4,805,000				4,805,000
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings (deficit)	(3,909,474)				(4,106,883)
Accumulated other comprehensive loss	0
Valuation increase shared by minority shareholders	0
Total non-controlling interests	895,526				698,117
Qinghai BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	0
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings (deficit)	(1,498,752)				(1,442,443)
Accumulated other comprehensive loss	0
Valuation increase shared by minority shareholders	0
Total non-controlling interests	(1,498,752)				¥ (1,442,443)
Future Gas Station (Beijing) Technology, Ltd | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Capital contribution receivable due from non-controlling Interest | $		(50,000,000)					$ (50,000,000)
Unappropriated retained earnings (deficit) | $								(1,050,973)		$ (539,034)
Valuation increase shared by minority shareholders | $		34,790,000					$ 34,790,000
Total non-controlling interests | $								$ (16,260,973)		$ (15,749,034)
Capital contribution received	¥ 50,000,000	$ 7,859,883	¥ 50,000,000